Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Receivables from government agencies	$ 216	$ 114
Taxes and other government receivables	71	85
Advances	47	126
Prepayments	56	44
Loans and deposits	8	9
Interest receivable	9	7
Derivative instruments	8	5
Other current assets	27	29
Total	$ 442	$ 419